Earnings Per Unit Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Unit [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following table presents the Partnership's calculation of basic and diluted units outstanding for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Weighted average units outstanding during period:
Common units - Basic	153,562	135,609	110,435
Effect of Dilutive Securities:
Warrants	—	—	5,727
Restricted Units	—	—	779
Common units - Diluted	153,562	135,609	116,941

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents the Partnership's basic income per unit for the year ended December 31, 2013:

	Total	Common Units	Restricted Common Units
	($ in thousands, except for per unit amounts)
Loss from continuing operations	$(228,171)
Distributions	117,294	$115,351	$1,943
Assumed loss from continuing operations after distribution to be allocated	(345,465)	(345,465)	—
Assumed allocation of loss from continuing operations	(228,171)	(230,114)	1,943
Discontinued operations, net of tax	(49,808)	(49,808)	—
Assumed net loss to be allocated	$(277,979)	$(279,922)	$1,943

Basic loss from continuing operations per unit		$(1.50)
Basic discontinued operations per unit		$(0.32)
Basic and diluted loss per unit		$(1.82)

Diluted loss from continuing operations per unit		$(1.50)
Diluted discontinued operations per unit		$(0.32)
Diluted income per unit		$(1.82)

The following table presents the Partnership's basic and diluted income per unit for the year ended December 31, 2012:

	Total	Common Units	Restricted Common Units
	($ in thousands, except for per unit amounts)
Loss from continuing operations	$(32,146)
Distributions	124,235	$121,504	$2,731
Assumed loss from continuing operations after distribution to be allocated	(156,381)	(156,381)	—
Assumed allocation of loss from continuing operations	(32,146)	(34,877)	2,731
Discontinued operations, net of tax	(118,456)	(118,456)	—
Assumed net loss to be allocated	$(150,602)	$(153,333)	$2,731

Basic loss from continuing operations per unit		$(0.26)
Basic discontinued operations per unit		$(0.87)
Basic net loss per unit		$(1.13)

Diluted loss from continuing operations per unit		$(0.26)
Diluted discontinued operations per unit		$(0.87)
Diluted net loss per unit		$(1.13)

The following table presents the Partnership's basic and diluted income per unit for the year ended December 31, 2011:

	Total	Common Units	Restricted Common Units
	($ in thousands, except for per unit amounts)
Income from continuing operations	$53,649
Distributions	89,062	$87,525	$1,537
Assumed loss from continuing operations after distribution to be allocated	(35,413)	(35,413)	—
Assumed allocation of income from continuing operations	53,649	52,112	1,537
Discontinued operations, net of tax	19,483	19,483	—
Assumed net income to be allocated	$73,132	$71,595	$1,537

Basic income from continuing operations per unit		$0.47
Basic discontinued operations per unit		$0.18
Basic net income per unit		$0.65

Diluted income from continuing operations per unit		$0.45
Diluted discontinued operations per unit		$0.17
Diluted net income per unit		$0.62